INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

May 4, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Variable Portfolios, Inc. (the “Registrant”)
(File Nos. 333-05173; 811-07651)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this is to certify on behalf of the Registrant that the Prospectuses and related Statements of Additional Information that would be filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission, via the EDGAR system, on April 27, 2026.

Should you have any questions or comments regarding this filing, please contact Staten Vermeer at (623) 742-5783 or the undersigned at (770) 690-5568.

Regards,

/s/ Craig Foster Craig Foster

Vice President and Counsel

Voya Investment Management

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Jessica Reece, Esq. Ropes & Gray LLP

Jeremy Smith, Esq. Ropes & Gray LLP